Financial instruments (Details 12) (CHF) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financial assets (CHF million)
Securities received as collateral	30,191	42,147
Trading assets	279,553	324,704
Investment securities	5,160	8,397
Loans	233,413	218,842
Financial liabilities (CHF million)
Due to banks and deposits	353,548	325,057
Obligation to return securities received as collateral	30,191	42,147
Trading liabilities	127,760	133,997
Short-term borrowings	26,116	21,683
Long-term debt	162,655	173,752
Carrying Value
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,963	220,443
Securities received as collateral	30,191	42,147
Trading assets	270,315	324,704
Investment securities	5,160	8,397
Loans	229,657	218,842
Other financial assets	232,452	189,973
Financial liabilities (CHF million)
Due to banks and deposits	353,548	325,057
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	168,394
Obligation to return securities received as collateral	30,191	42,147
Trading liabilities	127,760	133,997
Short-term borrowings	26,116	21,683
Long-term debt	162,655	173,752
Other financial liabilities	127,936	123,549
Total - at fair value
Financial assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	236,963	220,443
Securities received as collateral	30,191	42,147
Trading assets	270,315	324,704
Investment securities	5,160	8,397
Loans	233,922	221,937
Other financial assets	232,491	190,011
Financial liabilities (CHF million)
Due to banks and deposits	353,467	325,051
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	176,559	168,394
Obligation to return securities received as collateral	30,191	42,147
Trading liabilities	127,760	133,997
Short-term borrowings	26,117	21,683
Long-term debt	159,538	172,698
Other financial liabilities	127,936	123,549